Accrued Liabilities (Tables) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
Jun. 30, 2022
Schedule of accrued liabilities

Accrued liabilities consist of the following (in thousands):

	JUNE 30,	DECEMBER 31,
	2022	2021
Accrued compensation	$2,874	$3,922
Accrued warranty costs	418	440
Accrued customer incentives	3,113	6,758
Accrued liabilities, acquisition related	19	30
Loan-related fees	508	707
Accrued liabilities, other	4,509	2,994
Accrued Liabilities	$11,441	$14,851

Schedule of liability measured at fair value using unobservable inputs	The following table provides a reconciliation of the activity for the contingent consideration measured between the most recent reporting period and as of the balance sheet date based on the fair value using significant inputs including the unobservable inputs (Level 3) (in thousands):

CONTINGENT
CONSIDERATION
LIABILITY
Fair value at December 31, 2021	$539
Change in estimated fair value recorded of contingent consideration	(32)
Fair value at June 30, 2022	507

Schedule of significant assumptions utilized in the fair value of liabilities

JUNE 30,
2022
Discount Rate	14.9%
Volatility	55.0%
Credit spread	9.7%
Risk-free rate	2.1%